Income Tax - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax using Company's domestic tax rate		25.00%	25.00%	25.00%
Effect of tax rates in foreign jurisdictions		0.00%	0.20%	1.50%
Change in tax rate and legislation		5.60%	(1.00%)	(0.70%)
Non-deductible expenses		6.70%	4.60%	4.00%
Recognition of previously unrecognized tax losses		0.00%	0.00%	(0.30%)
Prior year adjustments included in current year tax		(1.30%)	(0.40%)	0.70%
Other		1.10%	(0.90%)	(0.20%)
Income tax expense		37.10%	27.50%	30.00%
Net income	[1],[2]	€ 31,118	€ 39,067	€ 38,336
Income tax expense		18,334	14,839	16,450
Profit before taxation		49,452	53,906	54,786
Income tax using Company's domestic tax rate		(12,363)	(13,477)	(13,697)
Effect of tax rates in foreign jurisdictions		(24)	(99)	(844)
Change in tax rate and legislation		(2,768)	554	367
Non-deductible expenses		(3,329)	(2,496)	(2,197)
Recognition of previously unrecognized tax losses				147
Prior year adjustments included in current year tax		657	201	(354)
Other		(507)	478	128
Total income tax expense		€ (18,334)	€ (14,839)	€ (16,450)

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.